Consolidated statements of changes in partners' equity - USD ($) $ in Thousands	Common unitholders and general partner	Preference unitholders	Total
Balance as of beginning of the year at Dec. 31, 2022	$ 681,561	$ 279,349	$ 960,910
Capital contribution from GasLog - Borrowings repayments (Note 7)	764,080		764,080
Deemed distribution to GasLog / Return of capital contributions	(50,000)		(50,000)
Stock plan termination	(1,486)		(1,486)
Distributions declared and paid (Note 6)	(265,512)	(26,747)	(292,259)
Share-based compensation, net of accrued distribution	462		462
Partnership's (loss)/profit	111,242	27,467	138,709
Partnership's total comprehensive (loss)/income	111,242	27,467	138,709
Balance as of end of the year at Dec. 31, 2023	1,240,347	280,069	1,520,416
Deemed distribution to GasLog / Return of capital contributions	(148,220)		(148,220)
Distributions declared and paid (Note 6)	(197,462)	(28,981)	(226,443)
Partnership's (loss)/profit	121,909	29,041	150,950
Partnership's total comprehensive (loss)/income	121,909	29,041	150,950
Balance as of end of the year at Dec. 31, 2024	1,016,574	280,129	1,296,703
Deemed distribution to GasLog / Return of capital contributions	(51,500)		(51,500)
Distributions declared and paid (Note 6)	(102,467)	(27,753)	(130,220)
Partnership's (loss)/profit	(47,635)	27,483	(20,152)
Partnership's total comprehensive (loss)/income	(47,635)	27,483	(20,152)
Balance as of end of the year at Dec. 31, 2025	$ 814,972	$ 279,859	$ 1,094,831